LORD ABBETT INVESTMENT TRUST
Lord Abbett Floating Rate Fund

Supplement dated April 28, 2023 to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated
April 1, 2023, as supplemented

The following changes are effective May 1, 2023:

The following table replaces the table in the subsection under “Management–Portfolio Managers” on page 13 of the summary prospectus and page 95 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Kearney M. Posner, Partner and Portfolio Manager	2015
Christopher J. Gizzo, Partner and Deputy Director of Leveraged Credit	2023
Robert A. Lee, Partner and Co-Head of Taxable Fixed Income	2013
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2014

The following paragraph replaces the eighth paragraph under “Management and Organization of the Funds” beginning on page 303 of the statutory prospectus:

Floating Rate Fund. Kearney M. Posner, Partner and Portfolio Manager, heads the Fund’s team. Ms. Posner joined Lord Abbett in 2015. Additional members of the Fund’s team are Christopher J. Gizzo, Partner and Deputy Director of Leveraged Credit, Robert A. Lee, Partner and Co-Head of Taxable Fixed Income, and Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income. Messrs. Gizzo, Lee, and Rocco joined Lord Abbett in 2008, 1997, and 2004, respectively. Ms. Posner and Messrs. Gizzo, Lee, and Rocco are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Floating Rate Fund”, in the subsection titled “Portfolio Manager Information–Other Accounts Managed” on page 7-2 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Floating Rate Fund
Kearney M. Posner	1	54.34	2	417.54	0	0
Christopher J. Gizzo[1]	N/A	N/A	N/A	N/A	N/A	N/A
Robert A. Lee	14	93,420.00	11	10,678.83	747	4,326.38
Steven F. Rocco	16	88,736.92	14	10,665.13	21	4,167.59
[1]	Christopher J. Gizzo was newly added to the Fund effective May 1, 2023, and his other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “Floating Rate Fund”, in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” on page 7-4 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Floating Rate Fund
Kearney M. Posner	$100,001–$500,000
Christopher J. Gizzo[1]	N/A
Robert A. Lee	Over $1,000,000
Steven F. Rocco	$0
[1]	Christopher J. Gizzo was newly added to the Fund effective May 1, 2023, and his aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.